Commitments, contingencies and guarantees - Information on derivative contracts and standby letters of credit and other guarantees (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2017	Mar. 31, 2016
Derivative contracts [Member]
Guarantees [Line Items]
Carrying value	[1],[2]	¥ 4,501,962	¥ 5,710,433
Maximum potential payout /Notional total	[1],[2]	209,982,338	204,781,587
Standby letters of credit and other guarantees [Member]
Guarantees [Line Items]
Carrying value	[3]	900	242
Maximum potential payout /Notional total	[3]	¥ 8,604	¥ 8,422

[1]	Credit derivatives are disclosed in Note 3 "Derivative instruments and hedging activities" and are excluded from derivative contracts.
[2]	Derivative contracts primarily consist of equity, interest rate and foreign exchange contracts.
[3]	Collateral held in connection with standby letters of credit and other guarantees as of March 31, 2016 and March 31, 2017 was \6,115 million and \5,656 million, respectively.